Leasing Arrangements - Schedule Of Operating Lease Costs Variable And Fixed (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Fixed lease costs	$ 567,067	$ 677,714	$ 1,773,959	$ 1,992,121	$ 2,596,240	$ 2,198,363
Variable lease costs	120,271	120,907	374,121	363,227	467,030	359,293
Real Estate [Member]
Lessee, Lease, Description [Line Items]
Fixed lease costs	566,798	677,198	1,772,998	1,990,494	2,594,125	2,192,157
Variable lease costs	118,325	120,045	370,616	360,463	463,962	357,391
Equipment And Other Lease [Member]
Lessee, Lease, Description [Line Items]
Fixed lease costs	269	516	961	1,627	2,115	6,206
Variable lease costs	1,946	862	3,505	2,764	3,068	1,902
Location Operating Expenses [Member]
Lessee, Lease, Description [Line Items]
Fixed lease costs	497,337	607,502	1,555,894	1,733,998	2,285,127	1,615,601
Variable lease costs	111,076	115,412	342,773	344,019	441,313	317,160
Location Operating Expenses [Member] | Real Estate [Member]
Lessee, Lease, Description [Line Items]
Fixed lease costs	497,078	606,993	1,554,976	1,732,395	2,283,042	1,612,658
Variable lease costs	109,815	114,587	340,833	341,371	438,436	315,258
Location Operating Expenses [Member] | Equipment And Other Lease [Member]
Lessee, Lease, Description [Line Items]
Fixed lease costs	259	509	918	1,603	2,085	2,943
Variable lease costs	1,261	825	1,940	2,648	2,877	1,902
Pre Opening Location Expenses [Member]
Lessee, Lease, Description [Line Items]
Fixed lease costs	34,758	55,019	96,078	203,169	243,298	507,591
Variable lease costs	4,532	2,851	14,508	12,334	16,416	35,281
Pre Opening Location Expenses [Member] | Real Estate [Member]
Lessee, Lease, Description [Line Items]
Fixed lease costs	34,752	55,019	96,065	203,169	243,298	507,591
Variable lease costs	4,518	2,841	14,526	12,324	16,376	35,281
Pre Opening Location Expenses [Member] | Equipment And Other Lease [Member]
Lessee, Lease, Description [Line Items]
Fixed lease costs	6	0	13	0	0	0
Variable lease costs	14	10	18	10	40	0
Selling, General and Administrative Expenses [Member]
Lessee, Lease, Description [Line Items]
Fixed lease costs	8,471	15,181	25,638	54,532	67,202	75,027
Variable lease costs	1,141	2,642	3,296	6,786	8,559	6,852
Selling, General and Administrative Expenses [Member] | Real Estate [Member]
Lessee, Lease, Description [Line Items]
Fixed lease costs	8,468	15,174	25,627	54,508	67,172	71,764
Variable lease costs	980	2,615	3,063	6,680	8,408	6,852
Selling, General and Administrative Expenses [Member] | Equipment And Other Lease [Member]
Lessee, Lease, Description [Line Items]
Fixed lease costs	3	7	11	24	30	3,263
Variable lease costs	161	27	233	106	151	0
Restructuring And Other Related Costs [Member]
Lessee, Lease, Description [Line Items]
Fixed lease costs	26,501	12	96,349	422	613	144
Variable lease costs	3,522	2	13,544	88	742	0
Restructuring And Other Related Costs [Member] | Real Estate [Member]
Lessee, Lease, Description [Line Items]
Fixed lease costs	26,500	12	96,330	422	613	144
Variable lease costs	3,012	2	12,194	88	742	0
Restructuring And Other Related Costs [Member] | Equipment And Other Lease [Member]
Lessee, Lease, Description [Line Items]
Fixed lease costs	1	0	19	0	0	0
Variable lease costs	$ 510	$ 0	$ 1,350	$ 0	$ 0	$ 0